RELATED PARTY TRANSACTIONS, Investments in Loans (Q3) (Details)	3 Months Ended	5 Months Ended	9 Months Ended
	Sep. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2021 USD ($) Loan
Investments in Loans [Abstract]
Number of co-invested loans held | Loan			3
Sale of assigned rights	$ 0	$ 1,600,000	$ 2,300,000
Receivable of assigned right	$ 0